Costs and Estimated Earnings in Excess of Billings on Uncompleted Contracts and Billings in Excess of Costs and Estimated Earnings on Uncompleted Contracts (Tables)	12 Months Ended
Dec. 31, 2017
Contractors [Abstract]
Schedule of Unapproved Claims and Change Orders
Our CIE balances by business segment are as follows:

	December 31,
Dollars in millions	2017	2016
Government Services	$274	$271
Technology	39	27
Hydrocarbons Services	70	118
Subtotal	383	416
Non-strategic Business	—	—
Total	$383	$416

Our BIE balances by business segment are as follows:

	December 31,
Dollars in millions	2017	2016
Government Services	$85	$76
Technology	61	61
Hydrocarbons Services	214	388
Subtotal	360	525
Non-strategic Business	8	27
Total	$368	$552
The amounts of unapproved change orders, claims and estimated recoveries of claims against suppliers and subcontractors included in determining the profit or loss on contracts are as follows:

Dollars in millions	2017	2016
Amounts included in project estimates-at-completion at January 1,	$294	$104
Additions	647	241
Approved change orders	(17)	(51)
Amounts included in project estimates-at-completion at December 31,	$924	$294
Amounts recorded in revenues on a percentage-of-completion basis at December 31,	$826	$241